Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Fees and Expenses to Affiliates
Fees and expenses to our affiliates incurred for the three months ended March 31, 2021 and 2020 were as follows:

	Three Months Ended March 31,
	2021	2020
Asset management fees(1)	$2,454,000	$2,411,000
Property management fees(2)	365,000	349,000
Base acquisition fees and reimbursement of acquisition expenses(3)	181,000	1,407,000
Operating expenses(4)	45,000	43,000
Lease fees(5)	41,000	51,000
Development fees(6)	24,000	—
Construction management fees(7)	23,000	23,000

Total	$3,133,000	$4,284,000

Schedule of Limitation on Affiliate Reimbursement

	12 months ended December 31,
	2020	2019	2018
Operating expenses as a percentage of average invested assets	1.2%	1.2%	1.2%
Operating expenses as a percentage of net income	38.1%	37.2%	28.3%

Schedule Of Amount Outstanding To Affiliates Table
The following amounts were outstanding to our affiliates as of March 31, 2021 and
December
 31, 2020:

Fee	March 31, 2021	December 31, 2020
Asset management fees	$820,000	$814,000
Property management fees	131,000	117,000
Construction management fees	42,000	33,000
Development fees	24,000	64,000
Operating expenses	19,000	10,000
Lease commissions	6,000	8,000

Total	$1,042,000	$1,046,000

	December 31,
Fee	2020	2019
Asset management fees	$814,000	$768,000
Property management fees	117,000	145,000
Acquisition and development fees	64,000	5,000
Construction management fees	33,000	65,000
Operating expenses	10,000	12,000
Lease commissions	8,000	21,000
Total	$1,046,000	$1,016,000